Virtus SGA International Growth Fund
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund,
a series of Virtus Asset Trust

Supplement dated November 22, 2019, to the Summary Prospectus and the Virtus Asset Trust Statutory Prospectus,
each dated April 30, 2019, each as supplemented

Important Notice to Investors

Virtus SGA International Growth Fund

Effective December 1, 2019, the fund’s investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus SGA International Growth Fund		Class A	Class I	Class R6
Management Fees		0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none	none
Other Expenses		0.34%	0.34%	0.26%
Total Annual Fund Operating Expenses		1.44%	1.19%	1.11%
Less: Fee Waivers and/or Expense Reimbursements	[1]	(0.05%)	(0.05%)	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.39%	1.14%	1.04%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 1.14% for Class I Shares and 1.04% for Class R6 Shares through April 30, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Expense Example - Virtus SGA International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	708	1,000	1,312	2,196
Class I	116	373	650	1,439
Class R6	106	346	605	1,345

Expense Example No Redemption - Virtus SGA International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	708	1,000	1,312	2,196
Class I	116	373	650	1,439
Class R6	106	346	605	1,345

Investors should retain this supplement with the Prospectuses for future reference.